Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash dividends declared per share	$ 1.36	$ 1.36	$ 1.36
Retained Earnings [Member]
Cash dividends declared per share	$ 1.36	$ 1.36	$ 1.36